SHARE BASED PAYMENTS - RSU's (Details) - Restricted share units - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Bgn	1,014,972	368,000
Granted	320,447		849,639
Exercised or vested(in shares)	(414,063)	(202,667)
End	921,356	1,014,972	368,000
After award date year one
Disclosure of classes of share capital [line items]
Vesting of stock options ( as a percentage)	0.33%
After award date year two
Disclosure of classes of share capital [line items]
Vesting of stock options ( as a percentage)	0.33%
After award date year three
Disclosure of classes of share capital [line items]
Vesting of stock options ( as a percentage)	0.33%
Later than one year and not later than two years [member]
Disclosure of classes of share capital [line items]
Bgn	365,881
End		365,881
Later than two years and not later than three years [member]
Disclosure of classes of share capital [line items]
Bgn	365,880
End	448,607	365,880
Later than three years and not later than four years [member]
Disclosure of classes of share capital [line items]
Bgn	283,211
End	365,935	283,211
Later than four years and not later than five years [member]
Disclosure of classes of share capital [line items]
End	106,814